Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 186,781	$ 140,106
Purchase price allocation adjustment	12,247	11,305
Property and equipment, tax inflation	38,205	39,691
Tax Inflation adjustment	(7,125)	(6,671)
Other accrued payroll and other liabilities	29,622	25,340
Share-based compensation	1,719	1,623
Provision for contingencies, bad debts and obsolescence	4,621	9,557
Other deferred tax assets	75,121	91,974
Other deferred tax liabilities	(47,593)	(55,253)
Property and equipment - difference in depreciation rates	(7,902)	(10,801)
Valuation allowance	(235,196)	(186,239)
Net deferred tax asset	50,500	60,632
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		495,782
Brazil
Operating Loss Carryforwards [Line Items]
Difference in depreciation of leases		63,526
Brazil, Mexico, and Colombia
Operating Loss Carryforwards [Line Items]
Provision for regular expenses	10,098	13,055
Puerto Rico
Operating Loss Carryforwards [Line Items]
Bad debt expense	$ 51,772
Expire Between 2021 and 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		164,301
Expiring After 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		88,005
Do Not Expire
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 243,476